FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair values of the Plan’s investments as of December 31, 2025, by asset category, were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$0.2	$—	$—	$0.2
Fortive Corporation Stock Fund:
Fortive common stock	16.1	—	—	16.1
Money market fund	0.2	—	—	0.2
Mutual funds	467.5	—	—	467.5
Separately managed funds:
Cash and cash equivalents	1.7	—	—	1.7
Common stock	231.2	—	—	231.2
Corporate bonds	—	0.3	—	0.3
Mutual funds	42.0	—	—	42.0
Self-directed brokerage accounts	64.0	—	—	64.0
	$822.9	$0.3	$—	$823.2
Investments measured at NAV
Common/collective trusts				798.5
Total investments, at fair value				$1,621.7

The fair values of the Plan’s investments as of December 31, 2024, by asset category, were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$0.2	$—	$—	$0.2
Fortive Corporation Stock Fund:
Fortive common stock	36.1	—	—	36.1
Money market fund	0.4	—	—	0.4
Mutual funds	588.2	—	—	588.2
Separately managed funds:
Cash and cash equivalents	3.6	—	—	3.6
Common stock	327.0	—	—	327.0
Corporate bonds	—	0.4	—	0.4
Mutual funds	59.1	—	—	59.1
Self-directed brokerage accounts	117.0	—	—	117.0
	$1,131.6	$0.4	$—	$1,132.0
Investments measured at NAV
Common/collective trusts				984.7
Total investments, at fair value				$2,116.7